CONSOLIDATED STATEMENT OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit for the year from
Profit for the year	₺ 11,086,899	₺ 15,250,110	₺ 8,715,404
Discontinued operations	12,427,963	2,843,793	1,216,203
Profit for the year	23,514,862	18,093,903	9,931,607
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	19,176,624	17,284,249	21,706,362
Amortization of intangible assets and right of use assets	28,249,539	31,035,204	29,107,757
Impairment on property, plant and equipment and intangible asset	136,867	(2,052)	565,410
Net finance expense	5,213,120	3,905,964	4,944,842
Fair value adjustments to derivatives	3,057,354	(1,897,127)	3,504,162
Income tax expense	5,186,490	(6,329,447)	(3,842,745)
Gain on sale of property, plant and equipment	34,857	23,070	51,257
Effects of exchange rate changes and inflation adjustments	(1,958,557)	15,117,256	8,350,002
Provisions	7,377,812	6,784,907	3,980,635
Share of (profit)/loss of equity accounted investees	3,162,643	(2,202,029)	(753,976)
Fair value adjustments to financial assets through profit or loss	(1,706,465)	(6,648,585)	(2,510,354)
Gain on sale of subsidiary	(8,821,192)
Non-cash other adjustments	211,147	5,359	286,985
Cash flows from (used in) operations before changes in working capital	82,835,101	75,170,672	75,321,944
Change in trade receivables	(1,105,560)	(201,391)	1,004,000
Change in due from related parties	1,555	(56,796)	502,969
Change in receivables from financial services	1,647,048	(826,023)	(5,143)
Change in inventories	145,465	(142,301)	376,631
Change in other current assets	(581,400)	(1,795,133)	(208,825)
Change in other non-current assets	(71,662)	1,134,781	(155,006)
Change in due to related parties	103,028	(559,642)	(460,587)
Change in trade and other payables	(231,561)	1,351,307	(2,539,207)
Change in other non-current liabilities	(137,069)	61,101	62,893
Change in employee benefit obligations	(408,583)	(814,329)	(160,647)
Change in contract asset	(618,365)	(88,584)	229,739
Change in deferred revenue	233,352	187,671	(201,680)
Change in contract liability	(73,640)	456,641	(89,552)
Changes in other working capital	(2,578,760)	(2,206,975)	(2,123,416)
Cash generated from operations	79,158,949	71,670,999	71,554,113
Interest paid	(13,750,356)	(10,620,700)	(8,580,901)
Income tax paid	(2,151,453)	(813,328)	(1,928,242)
Net cash inflow from operating activities	63,257,140	60,236,971	61,044,970
Cash flows from investing activities:
Acquisition of property, plant and equipment	(30,698,851)	(20,525,914)	(22,207,092)
Acquisition of intangible assets	(20,230,939)	(22,071,268)	(16,102,219)
Proceeds from sale of property, plant and equipment	1,908,099	488,559	1,675,784
Payment for acquisition of subsidiary, net of cash acquired	30,844
Payments for advances given for acquisition of property, plant and equipment			(2,518,836)
Contribution of increase of share capital in joint ventures/associates	(68)	(784,490)	(1,464,404)
Cash inflows from sale of shares or borrowing instruments of other enterprises or funds	38,699,081	22,100,620	3,115,854
Cash outflows from purchase of shares or borrowing instruments of other enterprises or funds	(60,178,590)	(23,267,140)	(5,140,818)
Cash inflows financial assets at fair value through profit or loss	15,311,139	20,275,204
Cash outflows financial assets at fair value through profit or loss	(6,712,350)	(14,809,730)	(8,899,554)
Change in other cash advances given	(703,013)
Proceeds from disposal of subsidiary, net of cash disposed	13,719,342
Interest received	11,755,169	8,410,644	5,755,791
Net cash outflow from investing activities	(37,100,137)	(30,183,515)	(45,785,494)
Cash flows from financing activities:
Proceeds from derivative instruments	5,417,456	11,188,868	8,607,172
Repayments of derivative instruments	(5,791,757)	(6,867,708)	(7,601,168)
Proceeds from issues of loans and borrowings	51,431,455	90,510,753	76,721,840
Proceeds from issues of bonds	14,870,998	11,296,562	6,457,040
Repayments of borrowings	(47,027,783)	(79,106,241)	(64,470,101)
Transactions with non controlling interests	(38,000)
Repayments of bonds	(15,280,501)	(7,636,411)	(5,146,248)
Dividends paid to shareholders	(7,314,621)	(3,587,782)	(3,452,867)
Dividends paid to non-controlling interest in subsidiaries	(327,996)	(73,279)
Payments of lease liabilities	(5,723,476)	(5,951,279)	(6,223,564)
Net cash (outflow)/inflow from financing activities	(9,784,225)	9,773,483	4,892,104
Net increase in cash and cash equivalents	16,372,778	39,826,939	20,151,580
Cash and cash equivalents at 1 January	77,711,693	61,710,669	72,765,126
Effects of exchange rate changes on cash and cash equivalents and inflation adjustment	(25,430,408)	(23,825,915)	(31,206,037)
Cash and cash equivalents at 31 December	₺ 68,654,063	₺ 77,711,693	₺ 61,710,669